Management of financial risk - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities
Other financial liabilities from virtual bank	¥ 54,373	¥ 89,327
Customer deposits	2,261,214	1,929,183
Maximum guarantee exposure	115,517	112,822
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	257,007	294,461
Trade and other payables	1,322,197	1,375,958
Including: lease liabilities	54,972	97,955
Other financial liabilities from virtual bank	54,373	89,327
Customer deposits	2,269,261	1,929,183
Non-derivative financial liabilities	3,902,838	3,688,929
Gross settled (foreign currency swaps) - (inflow)		(198,722)
Gross settled (foreign currency swaps) - outflow		208,290
Derivative financial liabilities		9,568
Total		3,698,497
Liquidity risk | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	257,007	294,461
Trade and other payables	1,292,054	1,236,571
Including: lease liabilities	24,829	50,862
Other financial liabilities from virtual bank	54,373	89,327
Customer deposits	2,269,261	1,929,183
Non-derivative financial liabilities	3,872,695	3,549,542
Gross settled (foreign currency swaps) - (inflow)		(198,722)
Gross settled (foreign currency swaps) - outflow		208,290
Derivative financial liabilities		9,568
Total		3,559,110
Liquidity risk | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables	30,143	139,387
Including: lease liabilities	30,143	47,093
Non-derivative financial liabilities	¥ 30,143	139,387
Total		¥ 139,387